Sales	12 Months Ended
Dec. 31, 2014
Sales [Abstract]
Sales

Note 12 - Sales

  A.       Information on sales by geographic distribution:

  The Company has one operating segment.

  Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2012	2013	2014
		US$ thousands
North America	33,606	55,655	53,712
Europe	7,277	9,257	11,421
Asia-Pacific	7,846	8,386	10,489
	48,729	73,298	75,622

                      All property, plant and equipment are located in Israel.

           B.       Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2012	2013	2014
		US$ thousands
Customer “A”	10,809	24,512	18,083
Customer “B”	8,714	*	*

*	Less than 10% of sales.